Warrants (Details) $ / shares in Units, $ in Millions	Jun. 16, 2022 USD ($) Y $ / shares shares	Jun. 28, 2021 USD ($) Y $ / shares shares	Jun. 18, 2021 shares	Jan. 19, 2021 USD ($) Y shares	Jun. 15, 2022 $ / shares	Dec. 31, 2021 shares	Jul. 16, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares	Jun. 27, 2021 $ / shares	Apr. 15, 2020 $ / shares
Warrant
Warrants purchased							8,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 33.33				$ 300.00					$ 0.12
Fair value portion of warrants | $	$ 1.7							$ 0.9
Issuance of common stock	74,773		4,000
Number of warrants issued	74,773
Risk Free Rate
Warrant
Warrant fair value measurement inputs	3.32							0.0044
Remaining Life
Warrant
Warrant fair value measurement inputs | Y	7.5
Expected dividends
Warrant
Warrant fair value measurement inputs	0							0
Volatility
Warrant
Warrant fair value measurement inputs	64.8							1.221
Maximum
Warrant
Exercise price of warrants (in dollars per share) | $ / shares								$ 15.00
Series E warrants
Warrant
Exercise price of warrants (in dollars per share) | $ / shares		$ 300.00							$ 532.00
Series G Warrants
Warrant
Warrants purchased						11,274
Number of warrants issued				20,000
Value of warrants issued | $				$ 3.0
Series G Warrants | Risk Free Rate
Warrant
Warrant fair value measurement inputs				0.45
Series G Warrants | Remaining Life
Warrant
Warrant fair value measurement inputs | Y				5
Series G Warrants | Expected dividends
Warrant
Warrant fair value measurement inputs				0
Series G Warrants | Volatility
Warrant
Warrant fair value measurement inputs				97.1
Series G Warrants Issued March 25, 2020
Warrant
Exercise price of warrants (in dollars per share) | $ / shares		300.00							328.00
Series G Warrants Issued December 17, 2020
Warrant
Exercise price of warrants (in dollars per share) | $ / shares		300.00							310.50
Series G Warrants Issued January 21, 2021
Warrant
Exercise price of warrants (in dollars per share) | $ / shares		$ 300.00							$ 310.50
June 2021 warrants
Warrant
Issuance of common stock		158,588
New Unregistered Warrants
Warrant
Warrants purchased	74,773	118,941
Exercise price of warrants (in dollars per share) | $ / shares		$ 300.00
Fair value portion of warrants | $		$ 18.5
Issuance of common stock	17,773	142,617
New Unregistered Warrants | Risk Free Rate
Warrant
Warrant fair value measurement inputs		0.898
New Unregistered Warrants | Remaining Life
Warrant
Warrant fair value measurement inputs | Y		5
New Unregistered Warrants | Expected dividends
Warrant
Warrant fair value measurement inputs		0
New Unregistered Warrants | Volatility
Warrant
Warrant fair value measurement inputs		97.6
New Warrants
Warrant
Exercise price of warrants (in dollars per share) | $ / shares							$ 201.90
Warrants term							5 years
Fair value portion of warrants | $							$ 1.5
New Warrants | Risk Free Rate
Warrant
Warrant fair value measurement inputs							0.79
New Warrants | Expected dividends
Warrant
Warrant fair value measurement inputs							0
New Warrants | Volatility
Warrant
Warrant fair value measurement inputs							157.7
New Warrants | Maximum
Warrant
Warrants purchased							8,000